(Losses)/Earnings Per Share - Summary of (Loss) Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	$ (0.0284)	$ (0.0500)	$ (0.0866)	$ (0.1402)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(0.0284)	(0.0500)	(0.0866)	(0.1402)
(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(0.0284)	(0.0500)	(0.0866)	(0.1402)
Total basic (losses) per share attributable to the ordinary equity holders of the company	$ (0.0284)	$ (0.0500)	$ (0.0866)	$ (0.1402)
(c) Reconciliation of (losses) used in calculating (losses) per share
From continuing operations	$ (15,263)	$ (24,970)	$ (45,330)	$ (69,073)
Used in calculating basic (losses) per share	(15,263)	(24,970)	(45,330)	(69,073)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	$ (15,263)	$ (24,970)	$ (45,330)	$ (69,073)
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	537,665,396	499,141,882	523,741,908	492,782,636
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	537,665,396	499,141,882	523,741,908	492,782,636